UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – April 30, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

April 30, 2018

AMG Trilogy Emerging Markets Equity Fund
Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

AMG Trilogy Emerging Wealth Equity Fund
Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

amgfunds.com	043018	SAR069

AMG Funds
Semi-Annual Report — April 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Trilogy Emerging Markets Equity Fund	4

AMG Trilogy Emerging Wealth Equity Fund	9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	13

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	15

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16

Detail of changes in assets for the past two fiscal periods

Financial Highlights	17

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	23

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Trilogy Emerging Markets Equity Fund
Based on Actual Fund Return
Class N	1.23%	$1,000	$1,020	$6.16
Class I	0.98%	$1,000	$1,022	$4.91
Class Z	0.83%	$1,000	$1,022	$4.16
Based on Hypothetical 5% Annual Return
Class N	1.23%	$1,000	$1,019	$6.16
Class I	0.98%	$1,000	$1,020	$4.91
Class Z	0.83%	$1,000	$1,021	$4.16
AMG Trilogy Emerging Wealth Equity Fund
Based on Actual Fund Return
Class N	1.45%	$1,000	$1,050	$7.37
Class I	1.16%	$1,000	$1,052	$5.90
Class Z	1.05%	$1,000	$1,053	$5.34
Based on Hypothetical 5% Annual Return
Class N	1.45%	$1,000	$1,018	$7.25
Class I	1.16%	$1,000	$1,019	$5.81
Class Z	1.05%	$1,000	$1,020	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)
Periods ended April 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Trilogy Emerging Markets Equity Fund[2,3,4,5,6,7,8,9,10]
Class N	1.99%	20.46%	3.67%	2.01%	03/01/12
Class I	2.18%	20.70%	4.04%	1.07%	03/01/11
Class Z	2.21%	20.97%	4.18%	1.19%	03/01/11
MSCI Emerging Markets Index (Net)[11]	4.80%	21.71%	4.74%	3.11%	03/01/11	†
AMG Trilogy Emerging Wealth Equity Fund[2,4,5,6,7,8,9]
Class N	5.03%	24.00%	—	10.51%	03/19/15
Class I	5.17%	24.36%	—	10.77%	03/19/15
Class Z	5.25%	24.55%	—	10.90%	03/19/15
MSCI Emerging Markets Index (Net)[11]	4.80%	21.71%	4.74%	8.69%	03/19/15	†

The performance data shown represents past performance.Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2018. All returns are in U.S. dollars ($).
[2]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[4]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[6]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[7]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[8]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for less than 60 days.
[9]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[10]	Investing in initial public offerings (IPOs) is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[11]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

All MSCI data is provided ‘as is.’ The product described herein is not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Trilogy Emerging Markets Equity Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	27.8
Information Technology	25.7
Consumer Discretionary	15.0
Consumer Staples	7.4
Industrials	7.2
Materials	5.3
Energy	4.0
Health Care	2.3
Telecommunication Services	1.7
Real Estate	0.5
Short-Term Investments[1]	3.1
Other Assets Less Liabilities[2]	0.0

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd. (South Korea)	5.3
Alibaba Group Holding, Ltd., Sponsored ADR (China)	4.9
Baidu, Inc., Sponsored ADR (China)	4.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.0
China Construction Bank Corp., Class H (China)	3.3
Naspers, Ltd., N Shares (South Africa)	3.1
Industrial & Commercial Bank of China, Ltd., Class H (China)	2.2
Sberbank of Russia PJSC, Sponsored ADR (Russia)	2.2
Shanghai International Airport Co., Ltd., Class A (China)	2.0
China Petroleum & Chemical Corp., ADR (China)	2.0

Top Ten as a Group	33.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 96.9%
Consumer Discretionary - 15.0%
ANTA Sports Products, Ltd. (China)	446,108	$2,545,579
Coway Co., Ltd. (South Korea)	7,349	600,563
Feng TAY Enterprise Co., Ltd. (Taiwan)	295,600	1,340,427
Hankook Tire Co., Ltd. (South Korea)	27,474	1,268,845
Hanon Systems (South Korea)	120,726	1,226,059
Maruti Suzuki India, Ltd. (India)	10,085	1,327,073
Midea GroupCo. Ltd., Class A (China)	98,000	795,331
Mr Price Group, Ltd. (South Africa)	38,757	850,478
Naspers, Ltd., N Shares (South Africa)	20,126	4,903,087
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)	8,533	766,605
Nexteer Automotive Group, Ltd. (United States)	619,000	952,375
Sands China, Ltd. (Macau)	390,047	2,254,231
Shenzhou International Group Holdings, Ltd. (China)	237,000	2,587,148
Yum China Holdings, Inc. (China)	53,078	2,269,615
Total Consumer Discretionary		23,687,416
Consumer Staples - 7.4%
Ambev, S.A., ADR (Brazil)	190,072	1,258,277
Bid Corp., Ltd. (South Africa)	93,457	2,148,411
Gruma, SAB de CV, Class B (Mexico)	76,800	939,075
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	279,300	1,154,297
LG Household & Health Care, Ltd. (South Korea)	1,045	1,334,338
President Chain Store Corp. (Taiwan)	95,485	938,567
Uni-President Enterprises Corp. (Taiwan)	343,000	825,486
Wal-Mart de Mexico, SAB de CV (Mexico)	606,200	1,685,505
Wuliangye Yibin Co., Ltd., Class A (China)	130,700	1,395,565
Total Consumer Staples		11,679,521
Energy - 4.0%
Bharat Petroleum Corp., Ltd. (India)	143,255	828,506
China Petroleum & Chemical Corp., ADR (China)	32,574	3,177,268
LUKOIL PJSC, Sponsored ADR (Russia)	17,474	1,164,743
Novatek PJSC, Sponsored GDR (Russia)	9,519	1,209,069
Total Energy		6,379,586
Financials - 27.8%
AIA Group, Ltd. (Hong Kong)	214,800	1,919,711
Banco Bradesco, S.A., ADR (Brazil)	244,623	2,397,305
Banco de Chile, ADR (Chile)[1]	11,769	1,153,362
Bancolombia, S.A., Sponsored ADR (Colombia)	29,155	1,389,527
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,904,535	1,361,400

	Shares	Value
BB Seguridade Participacoes, S.A. (Brazil)	90,973	$714,395
BDO Unibank, Inc. (Philippines)	399,531	1,013,387
China Construction Bank Corp., Class H (China)	5,058,000	5,299,059
Credicorp, Ltd. (Peru)	10,920	2,538,791
Dongbu Insurance Co., Ltd. (South Korea)	18,506	1,086,303
FirstRand, Ltd. (South Africa)	428,724	2,296,043
Grupo Financiero Banorte, S.A.B de CV (Mexico)	373,900	2,338,318
Grupo Financiero Galicia, S.A., ADR (Argentina)	11,729	749,718
HDFC Bank, Ltd., ADR (India)	12,362	1,184,403
Housing Development Finance Corp., Ltd. (India)	95,905	2,700,839
Industrial & Commercial Bank of China, Ltd., Class H (China)	4,035,412	3,542,614
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	171,943	2,498,332
Kasikornbank PCL (Thailand)	232,400	1,475,518
OTP Bank Plc (Hungary)	15,638	681,870
PICC Property & Casualty Co., Ltd., Class H (China)	1,267,288	2,268,660
Sberbank of Russia PJSC, Sponsored ADR (Russia)	230,680	3,410,895
Shinhan Financial Group Co., Ltd. (South Korea)	21,935	976,692
Turkiye Garanti Bankasi A.S. (Turkey)	449,550	1,017,975
Total Financials		44,015,117
Health Care - 2.3%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	188,900	766,376
Fleury, S.A. (Brazil)	117,343	874,579
Odontoprev, S.A. (Brazil)	162,592	697,579
Osstem Implant Co., Ltd. (South Korea)*	12,100	620,217
Richter Gedeon Nyrt (Hungary)	30,474	615,348
Total Health Care		3,574,099
Industrials - 7.2%
Air China, Ltd., Class H (China)	558,000	735,610
The Bidvest Group, Ltd. (South Africa)	68,595	1,343,718
Copa Holdings, S.A., Class A (Panama)	7,944	930,799
Doosan Bobcat, Inc. (South Korea)	52,815	1,603,028
Guangzhou Baiyun International Airport Co., Ltd., Class A (China)	374,060	893,667
Haitian International Holdings, Ltd. (China)	213,000	566,857
Hyundai Glovis Co., Ltd. (South Korea)	3,875	608,950
KOC Holding A.S. (Turkey)	410,620	1,387,225
Shanghai International Airport Co., Ltd., Class A (China)	414,569	3,250,106
Total Industrials		11,319,960

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology -25.7%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	43,187	$7,710,607
Baidu, Inc., Sponsored ADR (China)*	27,855	6,988,819
Delta Electronics, Inc. (Taiwan)	330,720	1,199,029
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	122,200	738,792
Hon Hai Precision Industry Co., Ltd. (Taiwan)	1,094,280	3,043,611
iQIYI, Inc., ADR (China)*	42,054	758,233
NAVER Corp. (South Korea)	1,260	840,222
NetEase, Inc., ADR (China)	2,634	677,122
Samsung Electronics Co., Ltd. (South Korea)	3,371	8,355,389
SK Hynix, Inc. (South Korea)	31,886	2,507,644
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	823,632	6,273,887
Tencent Holdings, Ltd. (China)	28,600	1,406,060
Vakrangee, Ltd. (India)	100,340	149,706
Total Information Technology		40,649,121
Materials - 5.3%
Grasim Industries, Ltd. (India)	34,291	559,634
Industrias Penoles, S.A.B de CV (Mexico)	56,585	1,189,032
Korea Zinc Co., Ltd. (South Korea)	1,389	562,167
LG Chem, Ltd. (South Korea)	5,430	1,817,578
Mondi PLC (South Africa)	48,318	1,345,041
PhosAgro PJSC, GDR (Russia)	42,473	612,461
UPL, Ltd. (India)	62,063	676,344
Vale, S.A., Sponsored ADR (Brazil)	120,793	1,671,775
Total Materials		8,434,032

	Shares	Value
Real Estate - 0.5%
Emaar Malls PJSC (United Arab Emirates)	1,443,234	$872,270
Telecommunication Services - 1.7%
Bharti Infratel, Ltd. (India)	423,647	1,984,593
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,754,947	751,755
Total Telecommunication Services		2,736,348
Total Common Stocks (Cost $120,437,723)		153,347,470

	Principal Amount
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 0.0%[2]
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $58,995 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.750%, 08/15/18 - 02/15/48, totaling $60,172)	$58,992	58,992

	Shares
Other Investment Companies - 3.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[3]	4,926,767	4,926,767
Total Short-Term Investments (Cost $4,985,759)		4,985,759
Total Investments - 100.0% (Cost $125,423,482)		158,333,229
Other Assets, less Liabilities - (0.0)%		(74,836)
Net Assets - 100.0%		$158,258,393

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $54,488 or 0.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

GDR    Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$14,964,151	$29,050,966	—	$44,015,117
Information Technology	16,134,781	24,514,340	—	40,649,121
Consumer Discretionary	3,036,220	20,651,196	—	23,687,416
Consumer Staples	3,882,857	7,796,664	—	11,679,521
Industrials	930,799	10,389,161	—	11,319,960
Materials	3,473,268	4,960,764	—	8,434,032
Energy	3,177,268	3,202,318	—	6,379,586
Health Care	1,572,158	2,001,941	—	3,574,099
Telecommunication Services	—	2,736,348	—	2,736,348
Real Estate	872,270	—	—	872,270
Short-Term Investments
Joint Repurchase Agreements	—	58,992	—	58,992
Other Investment Companies	4,926,767	—	—	4,926,767

Total Investments in Securities	$52,970,539	$105,362,690	—	$158,333,229

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of April 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$612,461	$(3,482,750)	$3,482,750	$(612,461)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Argentina	0.5
Brazil	6.6
Chile	0.7
China	32.8
Colombia	0.9
Hong Kong	1.2
Hungary	0.8
India	6.1
Indonesia	1.4
Macau	1.5
Mexico	4.0
Panama	0.6
Peru	1.6
Philippines	0.7
Russia	4.2
South Africa	8.4
South Korea	15.3
Taiwan	8.9
Thailand	1.0
Turkey	1.6
United Arab Emirates	0.6
United States	0.6

100.0

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund
Fund Snapshots (unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

Sector	%of Net Assets
Financials	29.0
Consumer Discretionary	28.5
Information Technology	17.6
Consumer Staples	11.7
Health Care	3.2
Materials	2.3
Industrials	1.5
Telecommunication Services	1.2
Short-Term Investments	3.2
Other Assets Less Liabilities	1.8

TOP TEN HOLDINGS

Security Name	%of Net Assets
Baidu, Inc., Sponsored ADR (China)	5.8
Sands China, Ltd. (Macau)	5.1
China Construction Bank Corp., Class H (China)	4.5
Alibaba Group Holding, Ltd., Sponsored ADR (China)	4.4
Sberbank of Russia PJSC, Sponsored ADR (Russia)	4.3
LG Household & Health Care, Ltd. (South Korea)	4.3
Naspers, Ltd., N Shares (South Africa)	3.9
Yum China Holdings, Inc. (China)	3.7
AIA Group, Ltd. (Hong Kong)	3.5
HDFC Bank, Ltd., ADR (India)	3.0

Top Ten as a Group	42.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2018

	Shares	Value
Common Stocks - 94.4%
Consumer Discretionary - 28.5%
Booking Holdings, Inc. (United States)*	73	$158,994
BorgWarner, Inc. (United States)	2,412	118,043
China Lodging Group, Ltd., Sponsored ADR (China)	941	131,420
Ctrip.com International, Ltd., ADR (China)*	34,061	1,393,095
Hermes International (France)	373	241,196
LVMH Moet Hennessy Louis Vuitton SE (France)	795	276,669
MakeMyTrip, Ltd. (India)*	14,807	546,378
Maruti Suzuki India, Ltd. (India)	8,791	1,156,798
Moncler SpA (Italy)	15,592	702,760
Mr Price Group, Ltd. (South Africa)	15,800	346,713
Naspers, Ltd., N Shares (South Africa)	11,153	2,717,089
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)	10,167	913,403
NIKE, Inc., Class B (United States)	2,528	172,890
Samsonite International, S.A. (United States)	423,600	1,910,730
Sands China, Ltd. (Macau)	612,000	3,536,982
Starbucks Corp. (United States)	9,180	528,493
TAL Education Group, ADR (China)	5,242	190,914
Tapestry, Inc. (United States)	4,464	240,029
Vipshop Holdings, Ltd., ADR (China)*	24,805	383,982
The Walt Disney Co. (United States)	1,486	149,090
Yum China Holdings, Inc. (China)	61,037	2,609,942
Yum! Brands, Inc. (United States)	7,841	682,951
Zee Entertainment Enterprises, Ltd. (India)	85,511	751,710
Total Consumer Discretionary		19,860,271
Consumer Staples - 11.7%
Gruma, SAB de CV, Class B (Mexico)	77,700	950,080
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	26,595	109,912
Kimberly-Clark de Mexico, SAB de CV, Class A (Mexico)	431,300	781,559
Kweichow Moutai Co., Ltd., Class A (China)	4,890	508,256
LG Household & Health Care, Ltd. (South Korea)	2,331	2,976,405
Unilever, N.V. (United Kingdom)	6,105	349,990
Wal-Mart de Mexico, SAB de CV (Mexico)	475,700	1,322,657
Wuliangye Yibin Co., Ltd., Class A (China)	106,103	1,132,928
Total Consumer Staples		8,131,787
Financials - 28.4%
AIA Group, Ltd. (Hong Kong)	270,200	2,414,832
Bank Mandiri Persero Tbk PT (Indonesia)	956,900	484,722
China Construction Bank Corp., Class H (China)	3,005,900	3,149,158

	Shares	Value
China Merchants Bank Co., Ltd., Class H (China)	250,000	$1,090,100
Credicorp, Ltd. (Peru)	2,033	472,652
Grupo Financiero Banorte, S.A.B de CV (Mexico)	141,900	887,423
Grupo Financiero Galicia, S.A., ADR (Argentina)	2,054	131,292
HDFC Bank, Ltd., ADR (India)	21,746	2,083,484
Housing Development Finance Corp., Ltd. (India)	19,967	562,303
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,672,000	1,467,818
PICC Property & Casualty Co., Ltd., Class H (China)	1,154,000	2,065,855
Sberbank of Russia PJSC, Sponsored ADR (Russia)	203,087	3,002,897
Turkiye Garanti Bankasi A.S. (Turkey)	891,103	2,017,842
Total Financials		19,830,378
Health Care - 3.2%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	49,800	202,041
Fresenius SE & Co. KGaA (Germany)	5,645	429,890
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	28,000	366,336
Novo Nordisk A/S, Class B (Denmark)	15,036	707,112
Richter Gedeon Nyrt (Hungary)	6,797	137,249
Yunnan Baiyao Group Co., Ltd., Class A (China)	27,657	412,260
Total Health Care		2,254,888
Industrials - 1.5%
Eicher Motors, Ltd. (India)	1,379	641,313
FANUC Corp. (Japan)	600	128,526
Havells India, Ltd. (India)	27,452	224,103
KOC Holding A.S. (Turkey)	23,495	79,375
Total Industrials		1,073,317
Information Technology - 17.6%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	17,356	3,098,740
Baidu, Inc., Sponsored ADR (China)*	16,263	4,080,387
Infineon Technologies AG (Germany)	64,265	1,645,549
iQIYI, Inc., ADR (China)*	17,923	323,152
Mastercard, Inc., Class A (United States)	2,288	407,882
NetEase, Inc., ADR (China)	765	196,658
QUALCOMM, Inc. (United States)	31,939	1,629,208
Tencent Holdings, Ltd. (China)	15,700	771,858
Vakrangee, Ltd. (India)	89,240	133,145
Total Information Technology		12,286,579
Materials - 2.3%
Asian Paints, Ltd. (India)	46,543	835,960

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.3% (continued)
Chr Hansen Holding A/S (Denmark)	8,450	$765,984
Total Materials		1,601,944
Telecommunication Services - 1.2%
Bharti Infratel, Ltd. (India)	181,606	850,741
Total Common Stocks (Cost $51,892,144)		65,889,905
Preferred Stock - 0.6%
Financials - 0.6%
Banco Bradesco, S.A. (Brazil)	42,600	419,779
Total Preferred Stock (Cost $324,815)		419,779

	Shares	Value
Short-Term Investments - 3.2%
Other Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[1]	2,226,682	$2,226,682
Total Short-Term Investments (Cost $2,226,682)		2,226,682
Total Investments - 98.2% (Cost $54,443,641)		68,536,366
Other Assets, less Liabilities - 1.8%		1,236,381
Net Assets - 100.0%		$69,772,747

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$10,130,354	$9,729,917	—	$19,860,271
Financials	3,574,851	16,255,527	—	19,830,378
Information Technology	9,736,027	2,550,552	—	12,286,579
Consumer Staples	3,054,296	5,077,491	—	8,131,787
Health Care	412,260	1,842,628	—	2,254,888
Materials	765,984	835,960	—	1,601,944
Industrials	—	1,073,317	—	1,073,317
Telecommunication Services	—	850,741	—	850,741
Preferred Stock†	419,779	—	—	419,779
Short-Term Investments
Other Investment Companies	2,226,682	—	—	2,226,682

Total Investments in Securities	$30,320,233	$38,216,133	—	$68,536,366

†	All preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

As of April 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(2,741,399)	$2,741,399	—

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

Country	% of Long-Term Investments
Argentina	0.2
Brazil	0.6
China	37.1
Denmark	2.2
France	0.8
Germany	3.1
Hong Kong	3.6
Hungary	0.2
India	11.8
Indonesia	0.7
Italy	1.1
Japan	0.2
Macau	5.3
Mexico	6.0
Peru	0.7
Russia	4.5
South Africa	4.6
South Korea	4.5
Turkey	3.2
United Kingdom	0.5
United States	9.1

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2018

	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy Emerging Wealth Equity Fund
Assets:
Investments at Value* (including securities on loan valued at $54,488, and $0, respectively)	$158,333,229	$68,536,366
Foreign currency**	1,549,169	768,631
Receivable for investments sold	110,843	—
Dividend, interest and other receivables	101,584	27,065
Receivable for Fund shares sold	21	513,569
Prepaid expenses and other assets	31,868	35,972
Total assets	160,126,714	69,881,603
Liabilities:
Payable upon return of securities loaned	58,992	—
Payable for investments purchased	632,006	—
Payable for Fund shares repurchased	1,020,428	6,826
Payable for foreign capital gains tax	—	16,890
Payable to Affiliate	—	4,803
Accrued expenses:
Investment advisory and management fees	72,427	30,707
Administrative fees	19,753	8,375
Distribution fees	107	97
Shareholder service fees	348	214
Professional fees	19,454	20,138
Other	44,806	20,806
Total liabilities	1,868,321	108,856
Net Assets	$158,258,393	$69,772,747
* Investments at cost	$125,423,482	$54,443,641
** Foreign currency at cost	$1,553,201	$761,778

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy Emerging Wealth Equity Fund
Net Assets Represent:
Paid-in capital	$135,369,142	$53,158,227
Undistributed net investment income	343,789	57,491
Accumulated net realized gain (loss) from investments	(10,362,790)	2,474,067
Net unrealized appreciation on investments	32,908,252	14,082,962
Net Assets	$158,258,393	$69,772,747
Class N:
Net Assets	$496,500	$595,529
Shares outstanding	48,483	46,343
Net asset value, offering and redemption price per share	$10.24	$12.85
Class I:
Net Assets	$2,316,142	$1,242,901
Shares outstanding	226,762	96,338
Net asset value, offering and redemption price per share	$10.21	$12.90
Class Z:
Net Assets	$155,445,751	$67,934,317
Shares outstanding	15,298,280	5,279,857
Net asset value, offering and redemption price per share	$10.16	$12.87

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended April 30, 2018

	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy Emerging Wealth Equity Fund
Investment Income:
Dividend income	$1,270,707	$430,382
Securities lending income	8,181	824
Foreign withholding tax	(141,682)	(30,538)
Total investment income	1,137,206	400,668
Expenses:
Investment advisory and management fees	423,691	179,281
Administrative fees	115,552	48,895
Distribution fees - Class N	538	177
Shareholder servicing fees - Class N	323	106
Shareholder servicing fees - Class I	1,621	800
Custodian fees	38,847	21,333
Professional fees	23,990	21,219
Registration fees	22,600	26,786
Reports to shareholders	8,429	6,904
Trustee fees and expenses	4,903	2,086
Transfer agent fees	1,849	941
Miscellaneous	1,784	1,131
Repayment of prior reimbursements	—	33,687
Total expenses before offsets	644,127	343,346
Expense reductions	—	(74)
Net expenses	644,127	343,272
Net investment income	493,079	57,396
Net Realized and Unrealized Gain:
Net realized gain on investments	4,264,211	2,719,185
Net realized gain on foreign currency transactions	1,105	5,235
Net change in unrealized appreciation/depreciation on investments	(1,701,647)	170,209
Net change in unrealized appreciation/depreciation on foreign currency translations	54,623	68,985
Net realized and unrealized gain	2,618,292	2,963,614
Net increase in net assets resulting from operations	$3,111,371	$3,021,010

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG Trilogy Emerging Markets Equity Fund		AMG Trilogy Emerging Wealth Equity Fund
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Increase in Net Assets Resulting From Operations:
Net investment income	$493,079	$1,757,998	$57,396	$458,422
Net realized gain on investments	4,265,316	2,302,209	2,724,420	4,830,707
Net change in unrealized appreciation/depreciation on investments	(1,647,024)	27,316,898	239,194	9,313,094
Net increase in net assets resulting from operations	3,111,371	31,377,105	3,021,010	14,602,223
Distributions to Shareholders:
From net investment income:
Class N	(2,438)	(3,563)	(80)	(43)
Class I	(26,234)	(13,706)	(3,986)	(110,149)
Class Z	(1,711,909)	(1,230,808)	(403,426)	(269,406)
From net realized gain on investments:
Class N	—	—	(1,130)	—
Class I	—	—	(72,948)	—
Class Z	—	—	(3,177,669)	—
Total distributions to shareholders	(1,740,581)	(1,248,077)	(3,659,239)	(379,598)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	23,502,671	(598,201)	9,254,903	(492,785)
Total increase in net assets	24,873,461	29,530,827	8,616,674	13,729,840
Net Assets:
Beginning of period	133,384,932	103,854,105	61,156,073	47,426,233
End of period	$158,258,393	$133,384,932	$69,772,747	$61,156,073
End of period undistributed net investment income	$343,789	$1,591,291	$57,491	$407,587

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018	For the fiscal years ended October 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.11	$7.91	$7.23	$8.83	$8.73	$8.57
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01	0.09	0.06	0.06	0.11 [4]	0.08
Net realized and unrealized gain (loss) on investments	0.19	2.18	0.66	(1.66)	0.02	0.14
Total income (loss) from investment operations	0.20	2.27	0.72	(1.60)	0.13	0.22
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.07)	(0.04)	—	(0.03)	(0.06)
Total distributions to shareholders	(0.07)	(0.07)	(0.04)	—	(0.03)	(0.06)
Net Asset Value, End of Period	$10.24	$10.11	$7.91	$7.23	$8.83	$8.73
Total Return[3]	1.99%[5,6]	28.97%[6]	10.01%	(18.12)%	1.55%	2.51%
Ratio of net expenses to average net assets	1.23%[7]	1.31%	1.44%	1.45%	1.42%[8]	1.55%[8,9,10]
Ratio of gross expenses to average net assets[11]	1.23%[7]	1.31%	1.44%	1.45%	1.43%	1.56%[9,10]
Ratio of net investment income to average net assets[3]	0.24%[7]	1.08%	0.81%	0.76%	1.30%	1.00%[9,10]
Portfolio turnover	12%[5]	29%	33%	45%	35%	47%
Net assets end of period (000’s) omitted	$497	$350	$497	$57	$79	$291

AMG Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018	For the fiscal years ended October 31,
Class I	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.11	$7.90	$7.19	$8.88	$8.78	$8.58
Income (loss) from Investment Operations:
Net investment income[2,3]	0.03	0.12	0.08	0.05	0.12 [4]	0.07
Net realized and unrealized gain (loss) on investments	0.18	2.18	0.67	(1.62)	0.04	0.17
Total income (loss) from investment operations	0.21	2.30	0.75	(1.57)	0.16	0.24
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.09)	(0.04)	(0.12)	(0.06)	(0.04)
Total distributions to shareholders	(0.11)	(0.09)	(0.04)	(0.12)	(0.06)	(0.04)
Net Asset Value, End of Period	$10.21	$10.11	$7.90	$7.19	$8.88	$8.78
Total Return[3]	2.18%[5,6]	29.34%[6]	10.48%[6]	(17.82)%[6]	1.85%[6]	2.82%[6]
Ratio of net expenses to average net assets	0.98%[7]	1.03%	1.07%	1.00%	1.04%[8]	1.15%[8,9,10]
Ratio of gross expenses to average net assets[11]	0.98%[7]	1.03%	1.07%	1.00%	1.05%	1.16%[9,10]
Ratio of net investment income to average net assets[3]	0.49%[7]	1.36%	1.14%	0.65%	1.37%	0.84%[9,10]
Portfolio turnover	12%[5]	29%	33%	45%	35%	47%
Net assets end of period (000’s) omitted	$2,316	$2,207	$1,271	$1,203	$26,239	$28,093

AMG Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018	For the fiscal years ended October 31,
Class Z	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.06	$7.86	$7.20	$8.89	$8.78	$8.59
Income (loss) from Investment Operations:
Net investment income[2,3]	0.03	0.13	0.09	0.09	0.13 [4]	0.08
Net realized and unrealized gain (loss) on investments	0.19	2.16	0.65	(1.65)	0.05	0.17
Total income (loss) from investment operations	0.22	2.29	0.74	(1.56)	0.18	0.25
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.09)	(0.08)	(0.13)	(0.07)	(0.06)
Total distributions to shareholders	(0.12)	(0.09)	(0.08)	(0.13)	(0.07)	(0.06)
Net Asset Value, End of Period	$10.16	$10.06	$7.86	$7.20	$8.89	$8.78
Total Return[3]	2.21%[5,6]	29.62%[6]	10.52%	(17.69)%	2.05%	2.85%
Ratio of net expenses to average net assets	0.83%[7]	0.88%	0.94%	0.95%	0.92%[8]	1.05%[8,9,10]
Ratio of gross expenses to average net assets[11]	0.83%[7]	0.88%	0.94%	0.95%	0.93%	1.06%[9,10]
Ratio of net investment income to average net assets[3]	0.64%[7]	1.51%	1.25%	1.18%	1.53%	0.93%[9,10]
Portfolio turnover	12%[5]	29%	33%	45%	35%	47%
Net assets end of period (000’s) omitted	$155,446	$130,828	$102,086	$95,434	$110,366	$103,538

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, $0.11 and $0.12 for Class N, Class I and Class Z respectively.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01%.
[9]	Includes tax expense of $112 or 0.06%, $9,694 or 0.05% and $36,132 or 0.04% of average net assets for the Class N, Class I and Class Z, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.021% and 0.023% of average net assets for the Class N, Class I and Class Z, respectively.
[11]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class N	(unaudited)	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$12.94	$10.13	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	(0.01)	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.66	2.80	0.74	(0.70)
Total income (loss) from investment operations	0.65	2.85	0.79	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.04)	—	—
Net realized gain on investments	(0.69)	—	—	—
Total distributions to shareholders	(0.74)	(0.04)	—	—
Net Asset Value, End of Period	$12.85	$12.94	$10.13	$9.34
Total Return[4,5]	5.03%[6]	28.31%	8.46%	(6.60)%[6]
Ratio of net expenses to average net assets	1.45%[7,8]	1.45%[8,9]	1.44%	1.33%[7]
Ratio of gross expenses to average net assets[10]	1.45%[7,8]	1.45%[8]	1.53%	1.65%[7]
Ratio of net investment income (loss) to average net assets[4]	(0.22)%[7]	0.45%	0.51%	0.65%[7]
Portfolio turnover	15%[6]	68%	58%	45%[6]
Net assets end of period (000’s) omitted	$596	$10	$10	$9

AMG Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class I	(unaudited)	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$12.96	$10.14	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.00	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments	0.67	2.81	0.75	(0.70)
Total income (loss) from investment operations	0.67	2.89	0.82	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.07)	(0.02)	—
Net realized gain on investments	(0.69)	—	—	—
Total distributions to shareholders	(0.73)	(0.07)	(0.02)	—
Net Asset Value, End of Period	$12.90	$12.96	$10.14	$9.34
Total Return[4,5]	5.17%[6]	28.73%	8.77%	(6.60)%[6]
Ratio of net expenses to average net assets	1.16%[7,8]	1.12%[8,9]	1.16%	1.16%[7]
Ratio of gross expenses to average net assets[10]	1.16%[7,8]	1.16%[8]	1.24%	1.45%[7]
Ratio of net investment income to average net assets[4]	0.07%[7]	0.78%	0.79%	0.61%[7]
Portfolio turnover	15%[6]	68%	58%	45%[6]
Net assets end of period (000’s) omitted	$1,243	$1,646	$16,639	$22,432

AMG Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class Z	(unaudited)	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$12.97	$10.15	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.01	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.67	2.80	0.74	(0.69)
Total income (loss) from investment operations	0.68	2.90	0.83	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.08)	(0.03)	—
Net realized gain on investments	(0.69)	—	—	—
Total distributions to shareholders	(0.78)	(0.08)	(0.03)	—
Net Asset Value, End of Period	$12.87	$12.97	$10.15	$9.35
Total Return[4,5]	5.25%[6]	28.86%	8.86%	(6.50)%[6]
Ratio of net expenses to average net assets	1.05%[7,8]	1.05%[8,9]	1.05%	1.05%[7]
Ratio of gross expenses to average net assets[10]	1.05%[7,8]	1.05%[8]	1.15%	1.50%[7]
Ratio of net investment income to average net assets[4]	0.18%[7]	0.85%	0.94%	0.64%[7]
Portfolio turnover	15%[6]	68%	58%	45%[6]
Net assets end of period (000’s) omitted	$67,934	$59,500	$30,777	$7,782

[1]	Effective October 1, 2016, Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on March 20, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.10% for the six months ended April 30, 2018 and 0.04% for the fiscal year ended October 31, 2017.
[9]	Includes reduction from broker recapture amounting to less than 0.01%.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)
April 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) and AMG Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

Notes to Financial Statements (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2018, the impact on the expense ratios, if any, were as follows: Emerging Wealth Equity - $74 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.Permanent differences are due to foreign currency transactions. Temporary differences are due to wash sale loss deferrals.

At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Emerging Markets Equity	$125,423,482	$37,348,291	$(4,438,544)	$32,909,747
Emerging Wealth Equity	54,443,643	15,935,334	(1,842,609)	14,092,725

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Emerging Markets Equity	$1,778,256	$11,536,344

As of October 31, 2017, Emerging Wealth Equity had no accumulated net realized capital loss carryovers. Should the Fund incur net capital losses for the fiscal year ended October 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurs within 60 days of the purchase of those shares. For the six months ended April 30, 2018, Emerging Markets Equity and Emerging Wealth Equity had redemption fees amounting to $47 and $0, respectively. For the fiscal year ended October 31, 2017, Emerging Markets Equity and Emerging Wealth Equity had redemption fees amounting to $0 and $23, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017, the capital stock transactions by class for the Funds were as follows:

	Emerging Markets Equity				Emerging Wealth Equity
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	18,433	$196,250	13,011	$113,201	45,639	$597,182	797	$9,501
Reinvestment of distributions	238	2,438	479	3,563	95	1,211	4	43
Cost of shares repurchased	(4,829)	(50,344)	(41,654)	(368,222)	(188)	(2,416)	(1,004)	(12,999)

Net increase (decrease)	13,842	$148,344	(28,164)	$(251,458)	45,546	$595,977	(203)	$(3,455)

Class I:
Proceeds from sale of shares	74,446	$773,847	214,674	$1,905,830	14,645	$192,495	120,767	$1,201,712
Reinvestment of distributions	2,564	26,179	1,841	13,662	5,976	76,842	11,539	110,089
Cost of shares repurchased	(68,610)	(725,692)	(159,058)	(1,492,792)	(51,289)	(678,344)	(1,646,648)	(18,500,919)

Net increase (decrease)	8,400	$74,334	57,457	$426,700	(30,668)	$(409,007)	(1,514,342)	$(17,189,118)

Class Z:
Proceeds from sale of shares	2,562,469	$26,242,504	442,506	$3,553,862	761,983	$10,020,004	1,765,419	$19,159,526
Reinvestment of distributions	154,904	1,572,271	149,032	1,098,366	31,476	403,515	3,885	37,064
Cost of shares repurchased	(423,639)	(4,534,782)	(574,023)	(5,425,671)	(102,496)	(1,355,586)	(212,978)	(2,496,802)

Net increase (decrease)	2,293,734	$23,279,993	17,515	$(773,443)	690,963	$9,067,933	1,556,326	$16,699,788

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2018, the market value of Repurchase Agreements outstanding for Emerging Markets Equity $58,992.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (continued)

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Trilogy Global Advisors, L.P. (“Trilogy”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Trilogy.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Emerging Markets Equity	0.55%
Emerging Wealth Equity	0.55%

The Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Emerging Markets Equity and Emerging Wealth Equity to 1.05% and 1.05%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Emerging Wealth Equity
Less than 1 year	$1,404
Within 2 years	32,119

Total Amount Subject to Recoupment	$33,523

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. Since October 31, 2016, Class Z of Emerging Markets Equity is no longer authorized to reimburse shareholder servicing fees.

Notes to Financial Statements (continued)

The impact on the annualized expense ratio for the six months ended April 30, 2018, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred
Emerging Markets Equity
Class N*	0.15%	0.15%
Class I	0.15%	0.15%
Emerging Wealth Equity
Class N	0.15%	0.15%
Class I	0.15%	0.11%

*	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2018, the Funds neither borrowed from nor lent to other funds in the AMG Funds family. At April 30, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Emerging Markets Equity	$39,582,949	$17,361,129
Emerging Wealth Equity	13,473,600	9,737,784

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2018.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at April 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Emerging Markets Equity	$54,488	$58,992

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2018:

Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement	Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Emerging Markets Equity
Nomura Securities International, Inc.	$58,992	$58,992	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

Trilogy Global Advisors, L.P.

1140 Avenue of the Americas, 18th Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	29

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com	043018 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 9, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 9, 2018